Staff Cost - Warrant Activity - Additional Information (Detail)		12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2018 EUR (€) mo shares	Dec. 31, 2017 mo	Dec. 31, 2016 mo	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant outstanding	5,611,629	5,611,629
Minimum percentage of share capital for equity transctions		50.00%
Payment of dividend from equity, maximum percentage		10.00%
Ratio of issuance of bonus shares	3	3
Warrant adjustment ratio based on bonus share issuance	3	3
Warrant exercise price adjustment ratio based on bonus share issuance	3	3
Weighted average exercise price | mo		96	112	109
Dividend payables	€ 0	€ 0
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price			6,480	6,480
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price			31,600	19,420
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate number of other equity instruments granted	8,078,187
Aggregate number of other equity instruments cancelled | shares	19,580	19,580
Aggregate number of other equity instruments exercised	2,212,528
Aggregate number of other equity instruments expired	2,168
Aggregate number of other equity instruments forfeited	232,282
Number of other equity instruments authorized	2,538,125	2,538,125
Vesting description		Up to 48 months
Warrant outstanding	5,611,629	5,611,629	4,621,154	3,691,765	2,615,903
Information about how fair value was measured, share options granted		Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period. Fair value of the warrants is calculated at the grant dates by use of the Black-Scholes Option Pricing model with the following assumptions: (1) an exercise price equal to or above the estimated market price of our shares at the date of grant; (2) an expected lifetime of the warrants determined as a weighted average of the time from grant date to date of becoming exercisable and from grant date to expiry of the warrants; (3) a risk free interest rate equaling the effective interest rate on a Danish government bond with the same lifetime as the warrants; (4) no payment of dividends; and (5) a volatility for comparable companies for a historic period equaling the expected lifetime of the warrants. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the warrants is indicative of future trends. The expected volatility has been calculated using a simple average of daily historical data of comparable publicly traded companies, as we do not have sufficient data for the volatility of our own share price.
Warrants [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 6.48	€ 6.48
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 60.23	€ 60.23
Warrants issued from 2008 to 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description		Warrants issued during the period from 2008 to 2012 generally vested over 36 months with 1/36 of the warrants vesting per month from the date of grant.
Vesting period		36 months
Warrants issued from 2008 to 2012 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		24 months
Warrants issued after December 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description		Effective from and after December 2012, warrants granted generally vest over 48 months with 1/48 of the warrants vesting per month from the date of grant.
Vesting period		48 months
Warrants issued after December 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description		Effective from and after December 2016, certain warrants issued to board members vest over 24 months with 1/24 of the warrants vesting per month from the date of grant.
Vesting period		24 months
Outstanding warrants granted in connection with publishing annual or interim report [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of annual excercised period		2
Warrant outstanding	657,749	657,749
Warrant excercised period		21 days
Outstanding warrants granted in connection with preference D financing [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of annual excercised period		4
Warrant excercised period		21 days
Warrant outstanding	272,997	272,997
Warrants granted after December 18, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of annual excercised period		4
Warrant outstanding	4,680,883	4,680,883